Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427	$ 2,471,203
Trading assets
Disclosure of financial assets [line items]
Financial assets	254,271	238,130
Trading securities
Disclosure of financial assets [line items]
Financial assets	175,444	177,234
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	226,659	214,109
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	21,789	22,674
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	126,043	130,539
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	78,827	60,896
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	69,203	72,167
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	8,402	10,425
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	1,036,743	981,696
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 19,210	$ 13,596